INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Corporate tax rate	26.00%
Operating loss carry forwards	$ 59,312,517	$ 43,133,807
Operating loss carry forwards expiration date description	These losses will expire between 2035 to 2039.